Financial Instruments and Risk Management (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of Financial Instruments and Risk Management
	June 30,	June 30,
	2021	2019
Cash and cash equivalents (CAD)	$1,011,996	$130,414
Cash and cash equivalents (MGA)	1,698	$4,003
Amounts receivable (CAD)	73,707	7,513
Amounts receivable (MGA)	26	26
Accounts payable and accrued liabilities (CAD)	(137,329)	(383,006)
Accounts payable and accrued liabilities (MGA)	(30,574)	(1,061)
Accounts payable and accrued liabilities (EUR)	(166,869)	(177,654)
Provisions (CAD)	(738,022)	(242,829)
Net foreign exchange exposure in USD	$14,633	(662,594)
Impact of 10% change in foreign exchange rates	$1,463	(66,259)